Bank Indebtedness - Additional Information (Detail) $ in Millions, $ in Millions				12 Months Ended
	Sep. 03, 2025	Jul. 24, 2025	Dec. 07, 2023	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 12, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Bank Indebtedness [Line Items]
Current secured bank loans outstanding				$ 170.2				$ 0.4	$ 0.3
Borrowings maturity	September 2030	July 2030	December 2028
Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Proceeds from non-current borrowings				170.2	$ 124.2
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt instrument unused borrowing capacity				194.5		$ 141.9		361.8	251.4
Letters of credit outstanding and borrowing base reserves				$ 66.1		$ 48.2		69.5	$ 48.3
Borrowings maturity				May, 2028	May, 2028
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Bottom of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity							$ 300.0
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Top of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity							$ 375.0
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member]
Disclosure Of Bank Indebtedness [Line Items]
Borrowings, interest rate basis				Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.	Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred				$ 8.7
Unamortized debt issuance costs				$ 0.8				$ 1.1